GOODWILL (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairment loss	$ 298.9	$ 298.9